REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2011
REAL ESTATE AND ACCUMULATED DEPRECIATION

HOST HOTELS & RESORTS, INC., HOST HOTELS & RESORTS, L.P., AND SUBSIDIARIES

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2011

(in millions)

Description	Debt	Initial Costs		Subsequent Costs Capitalized	Gross Amount at December 31, 2011				Date of Completion of Construction	Date Acquired	Depreciation Life
		Land	Buildings & Improvements		Land	Buildings & Improvements	Total	Accumulated Depreciation
Hotels:
Arlington Pentagon City Residence Inn	$—	$6	$29	$6	$6	$35	$41	$15	—	1996	40
Atlanta Marriott Marquis	—	13	184	159	16	340	356	103	—	1998	40
Atlanta Marriott Perimeter Center	—	—	7	38	15	30	45	19	—	1976	40
Atlanta Marriott Suites Midtown	—	—	26	8	—	34	34	14	—	1996	40
Boston Marriott Copley Place	—	—	203	53	—	256	256	75	—	2002	40
Calgary Marriott	—	5	18	14	5	32	37	17	—	1996	40
Chicago Downtown Courtyard River North	—	7	27	12	7	39	46	19	—	1992	40
Chicago Marriott O’Hare	—	4	26	39	4	65	69	41	—	1998	40
Chicago Marriott Suites Downers Grove	—	2	14	5	2	19	21	9	—	1989	40
Chicago Marriott Suites O’Hare	—	5	36	8	5	44	49	16	—	1997	40
Coronado Island Marriott Resort	—	—	53	26	—	79	79	32	—	1997	40
Costa Mesa Marriott	—	3	18	6	3	24	27	11	—	1996	40
Courtyard Nashua	—	3	14	6	3	20	23	12	—	1989	40
Dallas/Addison Marriott Quorum by the Galleria	—	14	27	18	14	45	59	23	—	1994	40
Dayton Marriott	—	2	30	8	2	38	40	14	—	1998	40
Delta Meadowvale Resort & Conference Center	—	4	20	19	4	39	43	21	—	1996	40
Denver Marriott Tech Center Hotel	—	6	26	27	6	53	59	24	—	1994	40
Denver Marriott West	—	—	12	10	—	22	22	14	—	1983	40
Embassy Suites Chicago –Downtown/Lakefront	—	—	86	6	—	92	92	19	—	2004	40
Four Seasons Hotel Atlanta	—	5	48	18	6	65	71	24	—	1998	40
Four Seasons Hotel Philadelphia	—	26	60	20	27	79	106	31	—	1998	40
Gaithersburg Marriott Washingtonian Center	—	7	22	8	7	30	37	14	—	1993	40
Grand Hyatt Atlanta in Buckhead	—	8	88	21	8	109	117	39	—	1998	40
Greensboro-Highpoint Marriott Airport	—	—	19	8	—	27	27	14	—	1983	40
Harbor Beach Marriott Resort & Spa	134	—	62	99	—	161	161	71	—	1997	40
Hartford Marriott Rocky Hill	—	—	17	—	—	17	17	12	—	1991	40
Hilton Melbourne South Wharf	84	—	136	(7)	—	129	129	4	—	2011	31
Hilton Singer Island Oceanfront Resort	—	2	10	15	2	25	27	13	—	1986	40
Houston Airport Marriott	—	—	10	38	—	48	48	39	—	1984	40
Houston Marriott at the Texas Medical Center	—	—	19	17	—	36	36	19	—	1998	40

Description	Debt	Initial Costs		Subsequent Costs Capitalized	Gross Amount at December 31, 2011				Date of Completion of Construction	Date Acquired	Depreciation Life
		Land	Buildings & Improvements		Land	Buildings & Improvements	Total	Accumulated Depreciation
Hyatt Regency Cambridge	—	18	84	4	19	87	106	37	—	1998	40
Hyatt Regency Maui Resort & Spa on Kaanapali Beach	—	92	212	30	92	242	334	56	—	2003	40
Hyatt Regency Reston	—	11	78	18	12	95	107	34	—	1998	40
Hyatt Regency San Francisco, Burlingame	—	16	119	49	20	164	184	58	—	1998	40
Hyatt Regency Washington on Capitol Hill	—	40	230	21	40	251	291	43	—	2006	40
JW Marriott Desert Springs Resort & Spa	—	13	143	117	14	259	273	99	—	1997	40
JW Marriott Hotel Buckhead Atlanta	—	16	21	23	16	44	60	24	—	1990	40
JW Marriott Hotel Houston	—	4	26	22	6	46	52	26	—	1994	40
JW Marriott Mexico City	—	11	35	7	10	43	53	31	—	1996	40
JW Marriott Rio de Janeiro	—	13	29	(4)	12	26	38	1	—	2010	40
JW Marriott Washington, DC	114	26	98	42	26	140	166	52	—	2003	40
Kansas City Airport Marriott	—	—	8	24	—	32	32	26	—	1993	40
Key Bridge Marriott	—	—	38	31	—	69	69	56	—	1997	40
Manchester Grand Hyatt, San Diego	—	—	548	—	—	548	548	14	—	2011	35
Manhattan Beach Marriott	—	7	29	14	—	50	50	24	—	1997	40
Marina del Rey Marriott	—	—	13	23	—	36	36	17	—	1995	40
Marriott at Metro Center	—	20	24	19	20	43	63	21	—	1994	40
Memphis Marriott Downtown	—	—	16	35	—	51	51	22	—	1998	40
Miami Marriott Biscayne Bay	—	—	27	29	—	56	56	26	—	1998	40
Minneapolis Marriott City Center	—	—	27	39	—	66	66	42	—	1986	40
New Orleans Marriott	—	16	96	109	16	205	221	96	—	1996	40
New York Helmsley Hotel	—	155	152	—	155	152	307	4	—	2011	34
New York Marriott Downtown	—	19	79	39	19	118	137	52	—	1997	40
New York Marriott Marquis Times Square	—	—	552	152	—	704	704	436	—	1986	40
Newark Liberty International Airport Marriott	—	—	30	4	—	34	34	23	—	1984	40
Newport Beach Marriott Bayview	—	6	14	8	6	22	28	10	—	1975	40
Newport Beach Marriott Hotel & Spa	104	11	13	112	11	125	136	65	—	1975	40
New Zealand Hotel Portfolio	81	16	123	(18)	16	105	121	3	—	2011	35
Orlando World Center Marriott Resort & Convention Center	246	18	157	322	29	468	497	165	—	1997	40
Park Ridge Marriott	—	—	20	10	—	30	30	12	—	1987	40
Philadelphia Airport Marriott	—	—	42	8	—	50	50	21	—	1995	40
Philadelphia Marriott Downtown	—	3	144	104	11	240	251	87	—	1995	40
Portland Marriott Downtown Waterfront	—	6	40	20	6	60	66	29	—	1994	40

Description	Debt	Initial Costs		Subsequent Costs Capitalized	Gross Amount at December 31, 2011				Date of Completion of Construction	Date Acquired	Depreciation Life
		Land	Buildings & Improvements		Land	Buildings & Improvements	Total	Accumulated Depreciation
San Antonio Marriott Rivercenter	—	—	86	79	—	165	165	63	—	1996	40
San Antonio Marriott Riverwalk	—	—	45	17	—	62	62	27	—	1995	40
San Cristobal Tower, Santiago	—	7	15	1	7	16	23	2	—	2006	40
San Diego Marriott Marquis & Marina	—	—	202	253	—	455	455	156	—	1996	40
San Diego Marriott Mission Valley	—	4	23	10	4	33	37	15	—	1998	40
San Francisco Airport Marriott	—	11	48	37	12	84	96	41	—	1994	40
San Francisco Marriott Fisherman’s Wharf	—	6	20	20	6	40	46	20	—	1994	40
San Francisco Marriott Marquis	—	—	278	91	—	369	369	188	—	1989	40
San Ramon Marriott	—	—	22	17	—	39	39	16	—	1996	40
Santa Clara Marriott	—	—	39	54	—	93	93	67	—	1989	40
Scottsdale Marriott at McDowell Mountains	—	8	48	3	8	51	59	10	—	2004	40
Scottsdale Marriott Suites Old Town	—	3	20	9	3	29	32	11	—	1988	40
Seattle Airport Marriott	—	3	42	18	3	60	63	32	—	1998	40
Sheraton Boston Hotel	—	42	262	45	42	307	349	48	—	2006	40
Sheraton Indianapolis Hotel at Keystone Crossing	—	3	51	9	3	60	63	9	—	2006	40
Sheraton Needham Hotel	—	5	27	5	5	32	37	5	—	1986	40
Sheraton New York Hotel & Towers	—	346	409	120	346	529	875	79	—	2006	40
Sheraton Parsippany Hotel	—	8	30	8	8	38	46	7	—	2006	40
Sheraton San Diego Hotel & Marina	—	—	328	24	—	352	352	53	—	2006	40
Sheraton Santiago Hotel & Convention Center	—	19	11	(1)	19	10	29	2	—	2006	40
St. Regis Hotel, Houston	—	6	33	15	6	48	54	9	—	2006	40
Swissôtel Chicago	—	29	132	77	30	208	238	59	—	1998	40
Tampa Airport Marriott	—	—	9	20	—	29	29	22	—	2000	40
Tampa Marriott Waterside Hotel & Marina	—	—	—	106	11	95	106	31	2000	—	40
The Fairmont Kea Lani Maui	—	55	294	20	55	314	369	63	—	2003	40
The Ritz-Carlton, Amelia Island	—	25	115	58	25	173	198	60	—	1998	40
The Ritz-Carlton, Buckhead	—	14	81	58	15	138	153	59	—	1996	40
The Ritz-Carlton, Marina del Rey	—	—	52	24	—	76	76	36	—	1997	40
The Ritz-Carlton, Naples	208	19	126	97	21	221	242	105	—	1996	40
The Ritz-Carlton, Naples Golf Resort	—	6	—	92	22	76	98	18	2002	—	40
The Ritz-Carlton, Phoenix	—	10	63	7	10	70	80	27	—	1998	40
The Ritz-Carlton, San Francisco	—	31	123	23	31	146	177	54	—	1998	40
The Ritz-Carlton, Tysons Corner	—	—	89	15	—	104	104	40	—	1998	40
The Westin Buckhead Atlanta	—	5	84	21	6	104	110	37	—	1998	40
The Westin Chicago River North	—	33	116	1	33	117	150	4	—	2010	40

Description	Debt	Initial Costs		Subsequent Costs Capitalized	Gross Amount at December 31, 2011				Date of Completion of Construction	Date Acquired	Depreciation Life
		Land	Buildings & Improvements		Land	Buildings & Improvements	Total	Accumulated Depreciation
The Westin Cincinnati	—	—	54	11	—	65	65	12	—	2006	40
The Westin Denver Downtown	35	—	89	8	—	97	97	15	—	2006	40
The Westin Georgetown, Washington, D.C.	—	16	80	11	16	91	107	16	—	2006	40
The Westin Indianapolis	—	12	100	7	12	107	119	17	—	2006	40
The Westin Kierland Resort & Spa	—	100	280	16	100	296	396	40	—	2006	40
The Westin Los Angeles Airport	—	—	102	14	—	116	116	19	—	2006	40
The Westin Mission Hills Resort & Spa	—	40	47	12	38	61	99	12	—	2006	40
The Westin Seattle	—	39	175	3	39	178	217	26	—	2006	40
The Westin South Coast Plaza	—	—	46	9	—	55	55	18	—	2006	40
The Westin Waltham-Boston	—	9	59	8	9	67	76	12	—	2006	40
Toronto Marriott Airport	—	5	24	15	5	39	44	19	—	1996	40
Toronto Marriott Downtown Eaton Centre	—	—	27	17	—	44	44	20	—	1995	40
W New York	—	138	102	37	138	139	277	27	—	2006	40
W New York – Union Square	—	48	145	—	48	145	193	5	—	2010	40
W Seattle	—	11	125	1	11	126	137	18	—	2006	40
Washington Dulles Airport Marriott	—	—	3	36	—	39	39	30	—	1970	40
Westfields Marriott Washington Dulles	—	7	32	15	7	47	54	22	—	1994	40

Total hotels:	1,006	1,782	9,427	3,791	1,852	13,148	15,000	4,293
Other properties, each less than 5% of total	—	—	4	16	—	20	20	13	—	various	40

TOTAL	$1,006	$1,782	$9,431	$3,807	$1,852	$13,168	$15,020	$4,306

HOST HOTELS & RESORTS, INC., AND SUBSIDIARIES

HOST HOTELS & RESORTS, L.P., AND SUBSIDIARIES

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2011

(in millions)

Notes:

(A)	The change in total cost of properties for the fiscal years ended December 31, 2011, 2010 and 2009 is as follows:

Balance at December 31, 2008	$13,115
Additions:
Acquisitions	2
Capital expenditures and transfers from construction-in-progress	326
Deductions:
Dispositions and other	(265)
Impairments	(94)
Assets held-for-sale	(8)

Balance at December 31, 2009	13,076
Additions:
Acquisitions	532
Capital expenditures and transfers from construction-in-progress	161
Deductions:
Dispositions and other	(20)

Balance at December 31, 2010	13,749
Additions:
Acquisitions	1,155
Capital expenditures and transfers from construction-in-progress	338
Deductions:
Dispositions and other	(214)
Impairments	(8)

Balance at December 31, 2011	$15,020

(B)	The change in accumulated depreciation and amortization of real estate assets for the fiscal years ended December 31, 2011, 2010 and 2009 is as follows:

Balance at December 31, 2008	$3,075
Depreciation and amortization	451
Dispositions and other	(121)
Depreciation on assets held-for-sale	(1)

Balance at December 31, 2009	3,404
Depreciation and amortization	450
Dispositions and other	(20)

Balance at December 31, 2010	3,834
Depreciation and amortization	496
Dispositions and other	(24)

Balance at December 31, 2011	$4,306

(C)	The aggregate cost of real estate for federal income tax purposes is approximately $10,570 million at December 31, 2011.

(D)	The total cost of properties excludes construction-in-progress properties.